Non-Controlling Interest (Details) - Schedule of Controlling and Non-Controlling Interest - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Controlling And Non Controlling Interest Abstract
Balance at beginning of year	$ 37,647	$ 41,161
Balance at the end of the year	24,841	37,647	$ 41,161
Share of profits and losses for the year	(8,793)	(1,612)	$ 1,659
Share of translation effects of foreign subsidiaries	$ (4,013)	$ (1,902)